U.S. DOLLAR AMOUNTS	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Description of Plan [Line Items]
U.S. DOLLAR AMOUNTS	U.S. DOLLAR AMOUNTSU.S. Dollar amounts presented in these financial statements are included solely for the convenience of the reader. These translations should not be construed as representations that the Japanese Yen amounts have been, could have been or could in the future be, converted into U.S. Dollars. As the amounts shown in U.S. Dollars are for convenience only, the rate of ¥144.17 = US$1, the approximate current rate at June 30, 2025 has been used for the purpose of presentation of the U.S. Dollar amounts in the accompanying statements of net assets available for benefits and changes in net assets available for benefits.